Mortgage Servicing Rights - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transfers and Servicing of Financial Assets [Abstract]
Residential mortgage loans serviced for others including subserviced mortgages with no corresponding MSRs asset	$ 216,300	$ 216,600
Losses on fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs	1	2	$ 41
Loan servicing and ancillary fees	$ 682	$ 699	$ 733